Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current deferred income tax benefits	$ 244,638	$ 74,821
Noncurrent deferred income taxes	(734,583)	(279,999)
Net deferred tax liability	$ (489,945)	$ (205,178)